INTEREST AND OTHER FINANCE COSTS	12 Months Ended
Dec. 31, 2021
Interest And Other Financing Costs [Abstract]
INTEREST AND OTHER FINANCE COSTS

11.   INTEREST AND OTHER FINANCE COSTS

The following table presents GFL’s interest and other finance costs for the periods indicated:

	December 31, 2021	December 31, 2020
Interest	$324.8	$372.4
Prepayment penalties for early note redemption	49.3	35.5
Other loss on extinguishment of debt	—	133.2
Amortization of deferred financing costs	21.7	36.1
Accretion of landfill closure and post-closure obligations	14.4	6.9
Other finance costs	23.9	13.5
Interest and other finance costs	$434.1	$597.6